UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:       811-5628

NAME OF REGISTRANT:                       VANGUARD MALVERN FUNDS

ADDRESS OF REGISTRANT:                    PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:    ANNE E. ROBINSON
                                          PO BOX 876
                                          VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 669-1000

DATE OF FISCAL YEAR END:                  SEPTEMBER 30

DATE OF REPORTING PERIOD:                 JULY 1, 2020 - JUNE 30, 2021

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******************************* FORM N-Px REPORT *******************************
ICA File Number: 81105628C
Reporting Period: 07/01/2020 - 06/30/2021
VANGUARD MALVERN FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.



=================== VANGUARD CAPITAL VALUE FUND - WELLINGTON ===================


ELECTRONIC ARTS INC.

Ticker:       EA             Security ID:  285512109
Meeting Date: AUG 06, 2020   Meeting Type: Annual
Record Date:  JUN 12, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Elect Leonard S. Coleman, Jr.           For       For          Management
1b.   Elect Jay C. Hoag                       For       For          Management
1c.   Elect Jeffrey T. Huber                  For       For          Management
1d.   Elect Lawrence F. Probst III            For       For          Management
1e.   Elect Talbott Roche                     For       For          Management
1f.   Elect Richard A. Simonson               For       For          Management
1g.   Elect Luis A. Ubinas                    For       For          Management
1h.   Elect Heidi J. Ueberroth                For       For          Management
1i.   Elect Andrew Wilson                     For       For          Management
2.    Advisory Vote on Executive Compensation For       For          Management
3.    Ratification of Auditor                 For       For          Management
4.    Shareholder Proposal Regarding Right    Against   Against      Shareholder
      to Act by Written Consent


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QORVO, INC.

Ticker:       QRVO           Security ID:  74736K101
Meeting Date: AUG 04, 2020   Meeting Type: Annual
Record Date:  JUN 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Ralph G. Quinsey                  For       For          Management
1.2   Elect Robert A. Bruggeworth             For       For          Management
1.3   Elect Jeffery Gardner                   For       For          Management
1.4   Elect John R. Harding                   For       For          Management
1.5   Elect David H.Y. Ho                     For       For          Management
1.6   Elect Roderick D. Nelson                For       For          Management
1.7   Elect Walden C. Rhines                  For       For          Management
1.8   Elect Susan L. Spradley                 For       For          Management
1.9   Elect Walter H. Wilkinson, Jr.          For       Withhold     Management
2.    Advisory Vote on Executive Compensation For       For          Management
3.    Ratification of Auditor                 For       For          Management


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STEELCASE INC.

Ticker:       SCS            Security ID:  858155203
Meeting Date: JUL 15, 2020   Meeting Type: Annual
Record Date:  MAY 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Elect Lawrence J. Blanford              For       For          Management
1B.   Elect Timothy C.E. Brown                For       For          Management
1C.   Elect Connie K. Duckworth               For       For          Management
1D.   Elect James P. Keane                    For       For          Management
1E.   Elect Todd P. Kelsey                    For       For          Management
1F.   Elect Jennifer C. Niemann               For       For          Management
1G.   Elect Robert C. Pew III                 For       For          Management
1H.   Elect Cathy D. Ross                     For       For          Management
1I.   Elect Catherine B. Schmelter            For       For          Management
1J.   Elect Peter M. Wege II                  For       For          Management
1K.   Elect Kate Pew Wolters                  For       For          Management
2.    Advisory Vote on Executive Compensation For       For          Management
3.    Ratification of Auditor                 For       For          Management


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V.F. CORPORATION

Ticker:       VFC            Security ID:  918204108
Meeting Date: JUL 28, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Richard T. Carucci                For       For          Management
1.2   Elect Juliana L. Chugg                  For       For          Management
1.3   Elect Benno Dorer                       For       For          Management
1.4   Elect Mark S. Hoplamazian               For       For          Management
1.5   Elect Laura W. Lang                     For       For          Management
1.6   Elect W. Alan McCollough                For       For          Management
1.7   Elect W. Rodney McMullen                For       For          Management
1.8   Elect Clarence Otis, Jr.                For       For          Management
1.9   Elect Steven E. Rendle                  For       For          Management
1.10  Elect Carol L. Roberts                  For       For          Management
1.11  Elect Matthew J. Shattock               For       For          Management
1.12  Elect Veronica B. Wu                    For       For          Management
2.    Advisory Vote on Executive Compensation For       For          Management
3.    Ratification of Auditor                 For       For          Management

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

By:   /s/Mortimer J. Buckley
         Mortimer J. Buckley*
         Chief Executive Officer, President, and Trustee

Date: August 24, 2021
*By:  /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020, see File Number 2-52698. Incorporated by Reference.